PREMISES LEASES - Disclosure of minimum lease payments in respect of lease liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 139,789	$ 80,509
Effect of discounting	(20,829)	(6,960)
Present value of minimum lease payments	118,960	73,549	$ 139,911
Less current portion	(79,384)	(73,549)
Long-term portion	39,576	0
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	98,010	80,509
Two to three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted minimum lease payments:	$ 41,779	$ 0